Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

5.    Goodwill and Other Intangible Assets

        The changes in the net carrying amount of goodwill by operating segment for the years ended December 31, 2011 and 2010, respectively, are as follows (in millions):

	Risk Solutions	HR Solutions	Total

Balance as of January 1, 2010	5,693	385	6,078
Goodwill related to Hewitt acquisition	—	2,715	2,715
Goodwill related to other acquisitions	50	9	59
Goodwill related to disposals	(2)	—	(2)
Foreign currency revaluation	(192)	(11)	(203)

Balance as of December 31, 2010	$5,549	$3,098	$8,647
Goodwill related to acquisitions	73	4	77
Goodwill related to disposals	(2)	—	(2)
Goodwill related to Hewitt acquisition	—	50	50
Goodwill related to other prior year acquisitions	—	1	1
Transfers	(83)	83	—
Foreign currency revaluation	20	(23)	(3)

Balance as of December 31, 2011	$5,557	$3,213	$8,770

        In 2011, the Company finalized the Hewitt purchase price allocation, adjusting goodwill principally for the completion of third party valuation reports, the impact of changes in actual employee severance costs compared to original estimates and the resolution of certain tax matters.

        Other intangible assets by asset class are as follows (in millions):

	As of December 31
	2011			2010
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets with indefinite lives:
Trademarks	$1,024	$—	$1,024	$1,024	$—	$1,024
						—
Intangible assets with finite lives:						—
Trademarks	4	1	3	3	—	3
Customer related and contract based	2,608	615	1,993	2,605	344	2,261
Marketing, technology and other	606	350	256	606	283	323

	$4,242	$966	$3,276	$4,238	$627	$3,611

        Amortization expense on intangible assets was $362 million, $154 million and $93 million in 2011, 2010 and 2009, respectively. The estimated future amortization for intangible assets, inclusive of the impact of the transfer of the Health and Benefits Consulting business from the HR Solutions segment to the Risk Solutions segment effective January 1, 2012, as of December 31, 2011 is as follows (in millions):

	HR Solutions	Risk Solutions	Total

2012	$294	$117	$411
2013	275	109	384
2014	239	95	334
2015	208	81	289
2016	174	71	245
Thereafter	468	121	589

	$1,658	$594	$2,252